Goodwill and Intangible Assets - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net (Including Goodwill) [Abstract]
Goodwill Beginning Balance	$ 8,022,082	$ 8,147,590	$ 7,614,553
Disposals		(125,508)
Acquisitions	966,181		533,037
Goodwill Ending Balance	$ 8,988,263	$ 8,022,082	$ 8,147,590